As filed with the Securities and Exchange Commission on April 6, 2021
1933 Act Registration No. 333-229198
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 8
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 275
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln VULone2019
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2020 was filed March 29, 2021.
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on _______, 2020 pursuant to paragraph (a)(1) of Rule 485.
/X/	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No: 8 to the Registration Statement on Form N-6 (File No. 333-229198; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 5th day of April, 2021 at  2:00 pm.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.:8 to the Registration Statement on Form N-6 (File No. 333-229198; 811-08557; CIK: 0001048607) has been signed below on April 5, 2021 at 7:33 pm, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                    Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/Christine A. Janofsky
______________________________	Senior Vice President and Controller
Christine A. Janofsky

No longer with the company
______________________________                                 Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________                                   Vice President and Director
Keith J. Ryan

            /s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement